UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23226

 NAME OF REGISTRANT:                     Listed Funds Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Gregory Bakken, President/
					 Principal Executive Officer
                                         c/o U.S. Bancorp Fund
                                         Services, LLC
                                         811 East Wisconsin Avenue
                                    	 Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-4711

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


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

LiFT - Roundhill BITKRAFT Esports & Digital Entertainment ETF
--------------------------------------------------------------------------------------------------------------------------
 PC PARTNER GROUP LTD                                                                        Agenda Number:  710959923
--------------------------------------------------------------------------------------------------------------------------
        Security:  G6956A101
    Meeting Type:  AGM
    Meeting Date:  14-Jun-2019
          Ticker:
            ISIN:  KYG6956A1013
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE AND                   Non-Voting
       PROXY FORM ARE AVAILABLE BY CLICKING ON THE
       URL LINKS:
       HTTP://WWW3.HKEXNEWS.HK/LISTEDCO/LISTCONEWS
       /SEHK/2019/0411/LTN20190411785.PDF AND
       HTTP://WWW3.HKEXNEWS.HK/LISTEDCO/LISTCONEWS
       /SEHK/2019/0411/LTN20190411760.PDF

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL
       RESOLUTIONS, ABSTAIN IS NOT A VOTING OPTION
       ON THIS MEETING

1      TO RECEIVE AND CONSIDER THE AUDITED                       Mgmt          For                            For
       CONSOLIDATED FINANCIAL STATEMENTS AND THE
       REPORTS OF THE DIRECTORS AND AUDITOR FOR
       THE YEAR ENDED 31 DECEMBER 2018

2.A    TO RE-ELECT MR. WONG FONG PAK AS A DIRECTOR               Mgmt          For                            For

2.B    TO RE-ELECT MR. LEUNG WAH KAN AS A DIRECTOR               Mgmt          For                            For

2.C    TO RE-ELECT MR. MAN WAI HUNG AS A DIRECTOR                Mgmt          For                            For

2.D    TO AUTHORISE THE BOARD OF DIRECTORS TO FIX                Mgmt          For                            For
       THE REMUNERATION OF THE DIRECTORS

3      TO RE-APPOINT BDO LIMITED AS AUDITOR AND TO               Mgmt          For                            For
       AUTHORISE THE BOARD OF DIRECTORS TO FIX
       THEIR REMUNERATION

4      TO GRANT A GENERAL MANDATE TO THE DIRECTORS               Mgmt          Against                        Against
       TO ISSUE AND ALLOT ADDITIONAL SHARES NOT
       EXCEEDING 20% OF THE AGGREGATE NOMINAL
       AMOUNT OF THE SHARE CAPITAL OF THE COMPANY
       IN ISSUE AS AT THE DATE OF THIS RESOLUTION

5      TO GRANT A GENERAL MANDATE TO THE DIRECTORS               Mgmt          For                            For
       TO REPURCHASE SHARES IN THE CAPITAL OF THE
       COMPANY NOT EXCEEDING 10% OF THE AGGREGATE
       NOMINAL AMOUNT OF THE SHARE CAPITAL OF THE
       COMPANY IN ISSUE AS AT THE DATE OF THIS
       RESOLUTION

6      TO EXTEND THE GENERAL MANDATE GRANTED TO                  Mgmt          Against                        Against
       THE DIRECTORS UNDER RESOLUTION NO. 4 BY
       ADDING THE AGGREGATE NOMINAL AMOUNT OF THE
       SHARES REPURCHASED BY THE COMPANY UNDER
       RESOLUTION NO. 5




--------------------------------------------------------------------------------------------------------------------------
 RAZER INC.                                                                                  Agenda Number:  711101030
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7397A106
    Meeting Type:  AGM
    Meeting Date:  28-Jun-2019
          Ticker:
            ISIN:  KYG7397A1067
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE AND                   Non-Voting
       PROXY FORM ARE AVAILABLE BY CLICKING ON THE
       URL LINKS:
       HTTP://WWW3.HKEXNEWS.HK/LISTEDCO/LISTCONEWS
       /SEHK/2019/0429/LTN201904292081.PDF AND
       HTTP://WWW3.HKEXNEWS.HK/LISTEDCO/LISTCONEWS
       /SEHK/2019/0429/LTN201904292044.PDF

CMMT   PLEASE NOTE IN THE HONG KONG MARKET THAT A                Non-Voting
       VOTE OF 'ABSTAIN' WILL BE TREATED THE SAME
       AS A 'TAKE NO ACTION' VOTE

1      TO RECEIVE AND ADOPT THE AUDITED                          Mgmt          For                            For
       CONSOLIDATED FINANCIAL STATEMENTS OF THE
       COMPANY AND ITS SUBSIDIARIES AND THE
       REPORTS OF THE DIRECTORS AND AUDITORS FOR
       THE YEAR ENDED DECEMBER 31, 2018

2.A    TO RE-ELECT MR. CHAN THIONG JOO EDWIN AS AN               Mgmt          For                            For
       EXECUTIVE DIRECTOR

2.B    TO RE-ELECT MR. CHAU KWOK FUN KEVIN AS AN                 Mgmt          For                            For
       INDEPENDENT NON-EXECUTIVE DIRECTOR

2.C    TO RE-ELECT MR. LEE YONG SUN AS AN                        Mgmt          For                            For
       INDEPENDENT NON-EXECUTIVE DIRECTOR

2.D    TO RE-ELECT MS. LIU SIEW LAN PATRICIA AS AN               Mgmt          For                            For
       EXECUTIVE DIRECTOR

2.E    TO AUTHORISE THE DIRECTORS TO FIX THE                     Mgmt          For                            For
       RESPECTIVE DIRECTORS' REMUNERATION

3      TO RE-APPOINT KPMG AS AUDITORS OF THE                     Mgmt          For                            For
       COMPANY AND TO AUTHORISE THE DIRECTORS TO
       FIX THEIR REMUNERATION

4      TO GIVE A GENERAL MANDATE TO THE DIRECTORS                Mgmt          For                            For
       TO REPURCHASE SHARES OF THE COMPANY NOT
       EXCEEDING 10% OF THE TOTAL NUMBER OF ISSUED
       SHARES OF THE COMPANY AS AT THE DATE OF
       PASSING OF THIS RESOLUTION

5      TO GIVE A GENERAL MANDATE TO THE DIRECTORS                Mgmt          Against                        Against
       TO ALLOT, ISSUE AND DEAL WITH ADDITIONAL
       SHARES OF THE COMPANY NOT EXCEEDING 20% OF
       THE TOTAL NUMBER OF ISSUED SHARES OF THE
       COMPANY AS AT THE DATE OF PASSING OF THIS
       RESOLUTION

6      TO EXTEND THE GENERAL MANDATE GRANTED TO                  Mgmt          Against                        Against
       THE DIRECTORS TO ALLOT, ISSUE AND DEAL WITH
       ADDITIONAL SHARES IN THE CAPITAL OF THE
       COMPANY BY THE AGGREGATE NUMBER OF THE
       SHARES REPURCHASED BY THE COMPANY

7      TO FIX THE MAXIMUM NUMBER OF NEW SHARES                   Mgmt          Against                        Against
       UNDERLYING THE RESTRICTED STOCK UNITS
       ("RSUS") WHICH MAY BE GRANTED PURSUANT TO
       THE 2016 EQUITY INCENTIVE PLAN ADOPTED BY
       THE COMPANY WHICH SHALL NOT EXCEED 6% OF
       THE TOTAL NUMBER OF ISSUED SHARES OF THE
       COMPANY AS AT THE DATE OF PASSING OF THIS
       RESOLUTION AND TO AUTHORISE THE DIRECTORS
       TO ALLOT, ISSUE AND DEAL WITH THE SHARES
       UNDERLYING THE RSUS GRANTED UNDER THE 2016
       EQUITY INCENTIVE PLAN



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Listed Funds Trust
By (Signature)       /s/ Gregory Bakken
Name                 Gregory Bakken
Title                President/Principal Executive Officer
Date                 08/26/2019